Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 28, 2014
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans for 2014, 2013 and 2012 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
Service cost	$882	906	722	211	196	175
Interest cost	1,018	908	878	197	151	165
Expected return on plan assets	(1,607)	(1,447)	(1,236)	(7)	(6)	(4)
Amortization of prior service cost (credit)	6	6	6	(34)	(2)	(3)
Amortization of net transition obligation	1	1	1	—	—	—
Recognized actuarial losses	460	681	494	136	111	76
Curtailments and settlements	(17)	—	—	—	2	—
Net periodic benefit cost	$743	1,055	865	503	452	409

Amounts expected to be recognized in net periodic benefit cost
Amounts expected to be recognized in net periodic benefit cost in the coming year for the Company’s defined benefit retirement plans and other post-retirement plans:

(Dollars in Millions)
Amortization of net transition obligation	—
Amortization of net actuarial losses	944
Amortization of prior service credit	33

Rates Used to Develop Actuarial Present Value of Projected Benefit Obligation
The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of projected benefit obligation for the year listed and also the net periodic benefit cost for the following year.

	Retirement Plans			Other Benefit Plans
	2014	2013	2012	2014	2013	2012
Worldwide Benefit Plans
Discount rate	3.78%	4.78%	4.25%	4.31%	5.25%	4.55%
Expected long-term rate of return on plan assets	8.53%	8.46%	8.45%
Rate of increase in compensation levels	4.05%	4.08%	4.08%	4.11%	4.29%	4.28%

Assumed health care cost trend rates
The following table displays the assumed health care cost trend rates, for all individuals:

Health Care Plans	2014	2013
Health care cost trend rate assumed for next year	6.00%	6.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend)	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2032	2032

Effect of one percentage point change in assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	One-Percentage-	One-Percentage-
(Dollars in Millions)	Point Increase	Point Decrease
Health Care Plans
Total interest and service cost	$45	$(34)
Post-retirement benefit obligation	560	(444)

Schedule of Net Funded Status
The following table sets forth information related to the benefit obligation and the fair value of plan assets at year-end 2014 and 2013 for the Company’s defined benefit retirement plans and other post-retirement plans:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2014	2013	2014	2013
Change in Benefit Obligation
Projected benefit obligation — beginning of year	$21,488	21,829	4,407	4,159
Service cost	882	906	211	196
Interest cost	1,018	908	197	151
Plan participant contributions	59	54	—	—
Amendments	(60)	35	(254)	7
Actuarial (gains) losses	5,395	(1,432)	1,030	296
Divestitures & acquisitions	(121)	8	—	—
Curtailments, settlements & restructuring	(53)	(15)	—	(11)
Benefits paid from plan	(813)	(751)	(493)	(373)
Effect of exchange rates	(906)	(54)	(17)	(18)
Projected benefit obligation — end of year	$26,889	21,488	5,081	4,407
Change in Plan Assets
Plan assets at fair value — beginning of year	$20,901	17,536	87	122
Actual return on plan assets	2,078	3,573	8	15
Company contributions	1,176	565	477	323
Plan participant contributions	59	54	—	—
Settlements	(40)	(4)	—	—
Divestitures & acquisitions	(109)	9	—	—
Benefits paid from plan assets	(813)	(751)	(493)	(373)
Effect of exchange rates	(677)	(81)	—	—
Plan assets at fair value — end of year	$22,575	20,901	79	87
Funded status — end of year	$(4,314)	(587)	(5,002)	(4,320)
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Non-current assets	$233	2,363	$—	—
Current liabilities	(74)	(71)	(309)	(302)
Non-current liabilities	(4,473)	(2,879)	(4,693)	(4,018)
Total recognized in the consolidated balance sheet — end of year	$(4,314)	(587)	$(5,002)	(4,320)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$7,547	3,344	$2,611	1,732
Prior service cost (credit)	(33)	26	(225)	(6)
Unrecognized net transition obligation	1	2	—	—
Total before tax effects	$7,515	3,372	$2,386	1,726

Accumulated Benefit Obligations — end of year	$23,816	19,203

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2014	2013	2014	2013
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$743	1,055	$503	452
Net actuarial (gain) loss	4,942	(3,559)	1,015	248
Amortization of net actuarial loss	(460)	(681)	(136)	(111)
Prior service cost (credit)	(60)	34	(253)	8
Amortization of prior service (cost) credit	(6)	(13)	34	—
Effect of exchange rates	(273)	(6)	—	(6)
Total recognized in other comprehensive income, before tax	$4,143	(4,225)	$660	139
Total recognized in net periodic benefit cost and other comprehensive income	$4,886	(3,170)	$1,163	591

Information related to the benefit obligation and the fair value of plan assets
The following table displays the funded status of the Company's U.S. Qualified & Non-Qualified pension plans and international funded and unfunded pension plans at December 28, 2014 and December 29, 2013, respectively:

	U.S. Plans				International Plans
	Qualified Plans		Non-Qualified Plans		Funded Plans		Unfunded Plans
(Dollars in Millions)	2014	2013	2014	2013	2014	2013	2014	2013
Plan Assets	$15,201	13,990	—	—	7,374	6,911	—	—
Projected Benefit Obligation	15,571	11,921	1,683	1,296	9,203	7,797	432	474
Accumulated Benefit Obligation	13,875	10,745	1,363	1,065	8,205	6,974	373	419
Over (Under) Funded Status
Projected Benefit Obligation	$(370)	2,069	(1,683)	(1,296)	(1,829)	(886)	(432)	(474)
Accumulated Benefit Obligation	1,326	3,245	(1,363)	(1,065)	(831)	(63)	(373)	(419)

Projected future benefit payments from company's retirement and other benefit plans
The following table displays the projected future benefit payments from the Company’s retirement and other benefit plans:

(Dollars in Millions)	2015	2016	2017	2018	2019	2020-2024
Projected future benefit payments
Retirement plans	$793	813	868	907	963	5,858
Other benefit plans	$316	309	306	303	300	1,475

Projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
The following table displays the projected future minimum contributions to the unfunded retirement plans. These amounts do not include any discretionary contributions that the Company may elect to make in the future.

(Dollars in Millions)	2015	2016	2017	2018	2019	2020-2024
Projected future contributions	$74	75	78	84	89	531

Company' retirement plan asset allocation and target allocations
The Company’s retirement plan asset allocation at the end of 2014 and 2013 and target allocations for 2015 are as follows:

	Percent of Plan Assets		Target Allocation
	2014	2013	2015
Worldwide Retirement Plans
Equity securities	77%	76%	73%
Debt securities	23	24	27
Total plan assets	100%	100%	100%

Schedule of Defined Benefit Plans Disclosures
The following table sets forth the Retirement Plans' investments measured at fair value as of December 28, 2014 and December 29, 2013:

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total Assets
(Dollars in Millions)	2014	2013	2014	2013	2014	2013	2014	2013
Short-term investment funds	$168	304	551	561	—	—	719	865
Government and agency securities	—	—	1,934	1,965	—	—	1,934	1,965
Debt instruments	—	—	1,143	1,215	1	1	1,144	1,216
Equity securities	11,204	10,526	21	23	—	4	11,225	10,553
Commingled funds	—	—	7,205	5,846	46	44	7,251	5,890
Insurance contracts	—	—	—	2	24	23	24	25
Other assets	1	4	214	314	63	69	278	387
Investments at fair value	$11,373	10,834	11,068	9,926	134	141	22,575	20,901

Summary of changes in the fair value of the Plan's Level 3 assets
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended December 28, 2014 and December 29, 2013:

(Dollars in Millions)	Debt Instruments	Equity Securities	Commingled Funds	Insurance Contracts	Other Assets	Total Level 3
Balance December 30, 2012	$3	4	50	24	69	150
Realized gains (losses)	—	—	—	—	(5)	(5)
Unrealized gains (losses)	—	(1)	—	(1)	—	(2)
Purchases, sales, issuances and settlements, net	(2)	1	(6)	—	5	(2)
Balance December 29, 2013	1	4	44	23	69	141
Realized gains (losses)	—	—	—	—	(5)	(5)
Unrealized gains (losses)	—	—	2	—	—	2
Purchases, sales, issuances and settlements, net	—	—	(2)	3	(1)	—
Transfers in/out and exchange rate changes	—	(4)	2	(2)	—	(4)
Balance December 28, 2014	$1	—	46	24	63	134